Commitments	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Empower Ltd [Member]
Commitments
NOTE 7. COMMITMENTS
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on October 9, 2020, the holders of the founder shares, private placement warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the private placement warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of an initial business combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration and shareholders rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Pursuant to the forward purchase agreement, the Company agreed that it will use its commercially reasonable efforts to (i) within 30 days after the closing of the an initial business combination, file a registration statement with the SEC for a secondary offering of (A) the forward purchase investors’ forward purchase shares, (B) the Class A ordinary shares issuable upon exercise of the forward purchase investors’ forward purchase warrants and (C) any other Class A ordinary shares acquired by the forward purchase investors, including any acquisitions after the Company completes an initial business combination, (ii) cause such registration statement to be declared effective promptly thereafter, but in no event later than 90 days after the closing of an initial business combination and (iii) maintain the effectiveness of such registration statement and to ensure the registration statement does not contain a material omission or misstatement, including by way of amendment or other update, as required, until the earlier of (A) the date on which a forward purchase investor ceases to hold the securities covered thereby and (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act, and without the requirement to be in compliance with Rule 144(c)(1) under the Securities Act, subject to certain conditions and limitations set forth in the forward purchase agreement. The Company will bear the cost of registering these securities.
Underwriting Agreement
The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On November 23, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised.
The underwriters are entitled to a deferred fee of $0.35 per unit, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the trust account solely in the event that the Company completes an initial business combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “FPA”) pursuant to which Empower Funding LLC (“Empower Funding”), a newly formed Delaware limited liability company which has received commitments from one or more funds affiliated with MidOcean Partners (“MidOcean”), and is an affiliate of the sponsor, will purchase an aggregate of up to 5,000,000 forward purchase units, consisting of one Class A ordinary share and one-third of one warrant to purchase one Class A ordinary share for $10.00 per unit, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of an initial business combination, subject to approval at such time by the MidOcean investment committee. The allocation of the forward purchase securities among the ultimate MidOcean funds that will be funding the forward purchase will be determined by MidOcean, in its sole discretion, at the time of an initial business combination. If the sale of the forward purchase units fails to close, for any reason, the Company may lack sufficient funds to consummate an initial business combination. The forward purchase shares and forward purchase warrants will be identical to the Class A ordinary shares included in the units sold in the Initial Public Offering, except that they will be subject to certain registration rights.

NOTE 7. COMMITMENTS
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on October 9, 2020, the holders of the founder shares, private placement warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the private placement warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of an initial business combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration and shareholders rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Pursuant to the FPA (as defined below), as amended and restated on March 11, 2021 (the “A&R FPA”), the Company agreed that it will use its commercially reasonable efforts to (i) within 30 days after the closing of the an initial business combination, file a registration statement with the SEC for a secondary offering of (A) the forward purchase investors’ forward purchase shares, (B) the Class A ordinary shares issuable upon exercise of the forward purchase investors’ forward purchase warrants and (C) any other Class A ordinary shares acquired by the forward purchase investors, including any acquisitions after the Company completes an initial business combination, (ii) cause such registration statement to be declared effective promptly thereafter, but in no event later than 90 days after the closing of an initial business combination and (iii) maintain the effectiveness of such registration statement and to ensure the registration statement does not contain a material omission or misstatement, including by way of amendment or other update, as required, until the earlier of (A) the date on which a forward purchase investor ceases to hold the securities covered thereby and (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act, and without the requirement to be in compliance with Rule 144(c)(1) under the Securities Act, subject to certain conditions and limitations set forth in the A&R FPA. The Company will bear the cost of registering these securities.
The PIPE Investors have certain customary registration rights pursuant to the Subscription Agreements. In particular, the Company has committed to file for registration with the SEC such Domesticated Company Common Stock issued pursuant to the PIPE Subscription Agreement.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per unit, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the trust account solely in the event that the Company completes an initial business combination, subject to the terms of the underwriting agreement. In connection with the closing of the Business Combination, the deferred fee was paid to the underwriters.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “FPA”), dated as of October 6, 2020, pursuant to which Empower Funding LLC (“Empower Funding”), a newly formed Delaware limited liability company which has received commitments from one or more funds affiliated with MidOcean Partners (“MidOcean”), and is an affiliate of the sponsor, will purchase an aggregate of up to 5,000,000 forward purchase units, consisting of one Class A ordinary share and one-third of one warrant to purchase one Class A ordinary share for $10.00 per unit, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of an initial business combination, subject to approval at such time by the MidOcean investment committee. Concurrent with the execution of the Merger Agreement, the Company amended and restated the FPA (the “A&R FPA”), whereby the parties agreed to remove the requirement that the MidOcean investment committee approve the initial business combination. The allocation of the forward purchase securities among the ultimate MidOcean funds that will be funding the forward purchase will be determined by MidOcean, in its sole discretion, at the time of an initial business combination. If the sale of the forward purchase units fails to close, for any reason, the Company may lack sufficient funds to consummate an initial business combination. The forward purchase shares and forward purchase warrants will be identical to the Class A ordinary shares included in the units sold in the Initial Public Offering, except that they will be subject to certain registration rights.
On July 9, 2021, the A&R FPA Investor entered into that certain Assignment and Assumption Agreement with MidOcean Partners V, L.P. and MidOcean Partners V Executive, L.P. (collectively, “New FPA Purchasers”) pursuant to which the A&R FPA Investor assigned 4,975,000 Empower Units to MidOcean Partners V, L.P. and 25,000 Empower Units to MidOcean Partners V Executive, L.P. Immediately prior to the Domestication, New FPA Purchasers were issued 5,000,000 Empower Units for an aggregate purchase price of $50,000,000 and, following the Domestication, such Empower Units were subsequently separated into shares of underlying Common Stock and warrants to acquire Common Stock.
Pursuant to the A&R FPA, Empower entered into an agreement to issue 5,000,000 Empower Units to the A&R FPA Investor, which was subsequently assigned to the New FPA Purchasers, and consummated concurrently with the Closing, for total proceeds for $50.0 million.